Label	Element	Value
Teucrium Agricultural Strategy No K-1 ETF | Corn Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.20%)
Teucrium Agricultural Strategy No K-1 ETF | Soybean Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.70%)
Teucrium Agricultural Strategy No K-1 ETF | Sugar No. 11 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(1.50%)
Teucrium Agricultural Strategy No K-1 ETF | Wheat Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(2.80%)